Earnings Per Share	12 Months Ended
Aug. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

19. EARNINGS PER SHARE

Earnings per share calculations are as follows:

	2018	2017
Numerator for basic and diluted earnings per share ($)
Net income from continuing operations	66	557
Deduct: dividends on Preferred Shares	(8)	(8)
Net income attributable to common shareholders from continuing operations	58	549
Net income (loss) from discontinued operations attributable to common shareholders	(6)	294
Net income attributable to common shareholders	52	843
Denominator (millions of shares)
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	502	491
Effect of dilutive securities(1)	1	1
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	503	492
Basic earnings (loss) per share ($)
Continuing operations	0.11	1.12
Discontinued operations	(0.01)	0.60
Attributable to common shareholders	0.10	1.72

Diluted earnings (loss) per share ($)
Continuing operations	0.11	1.11
Discontinued operations	(0.01)	0.60
Attributable to common shareholders	0.10	1.71

(1)

The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the year ended August 31, 2018,  4,263,940 options were excluded from the diluted earnings per share calculation (2017 – 2,138,047).